Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash		$ 4,793,555	$ 1,144,737
Accounts receivable		7,720,366	7,916,288
Due from a director			122,749
Due from a shareholder		10,839
Prepayments and other current assets		14,246	1,802,383
Total current assets		12,539,006	10,986,157
Non-current assets
Operating lease right-of-use assets		36,923
Deferred initial public offering (“IPO”) costs			50,000
Total assets		12,575,929	11,036,157
Current liabilities
Accounts payable		11,396,908	9,266,249
Income tax payable		393,037	165,902
Operating lease liabilities, current		36,190
Accrued expenses and other current liabilities		134,917	253,973
Total current liabilities		11,961,052	9,686,124
Non-current liabilities
Operating lease liabilities, non-current		733
Total liabilities		11,961,785	9,686,124
Shareholders’ equity
Ordinary shares, no par value, unlimited number of ordinary shares authorized, 12,687,500 and 11,250,000 ordinary shares issued and outstanding as of December 31, 2024 and 2023, respectively*	[1]	4,240,828	1
(Accumulated losses) Retained earnings		(3,626,684)	1,350,032
Total shareholders’ equity		614,144	1,350,033
Total liabilities and shareholders’ equity		$ 12,575,929	$ 11,036,157

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.